Securities - Amortized Cost and Fair Value of Held To Maturity Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Maturing within one year	$ 4,881
Maturing after one year but within five years	55,292
Maturing after five years but within ten years	99,383
Maturing after ten years	83,700
Total securities held-to-maturity, amortized cost	243,256
Total securities held-to-maturity, amortized cost	373,648	$ 398,052
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Maturing within one year	4,874
Maturing after one year but within five years	50,856
Maturing after five years but within ten years	85,409
Maturing after ten years	72,238
Total securities held-to-maturity, fair value	213,377
Total securities held-to-maturity, fair value	318,606	335,418
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	118,485
Total securities held-to-maturity, amortized cost	118,485	128,495
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	94,636
Total securities held-to-maturity, fair value	94,636	103,256
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	4,299
Total securities held-to-maturity, amortized cost	4,299	5,026
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	3,839
Total securities held-to-maturity, fair value	3,839	4,430
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	7,608
Total securities held-to-maturity, amortized cost	7,608	7,659
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	6,754
Total securities held-to-maturity, fair value	6,754	$ 6,662
Other asset backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	$ 0